Note 3 - Property and Equipment	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
3.

Property and Equipment

Property and equipment as shown on the accompanying Consolidated Balance Sheets is composed of the following as of
December 31, 2020
and
2019:

	2020	2019
Laboratory equipment	$532,100	$534,577
Leasehold improvements	115,605	115,605
Other furniture, fixtures & equipment	11,736	11,736
Total property and equipment	659,441	661,918
Accumulated depreciation and amortization	(511,700)	(651,312)
Property and equipment, net	$147,741	$10,606

Depreciation expense was
$19,656
 and
$8,350
during the years ended
December 31, 2020
and
2019,
respectively.